FAIRHOLME FUNDS, INC.

5966 South Dixie Highway, Suite 300

South Miami, FL 33143

April 3, 2023

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Fairholme Funds, Inc.
File Nos. 333-88517 and 811-09607

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Fairholme Funds, Inc. (the “Company”) hereby certifies that the forms of Prospectus and Statement of Additional Information, each dated March 30, 2023, do not differ from those contained in Post-Effective Amendment No. 46 to the Company’s Registration Statement on Form N-1A that was filed electronically on March 28, 2023.

If you have any questions regarding the above, please do not hesitate to contact the undersigned at (305) 434-7727.

Sincerely, /s/ Erica K. Kapahi Erica K. Kapahi Chief Compliance Officer and Secretary Fairholme Funds, Inc.